Related party transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party [Abstract]
Schedule of transactions between related parties	We have the following related parties during the six months ended June 30, 2026 and 2025:

Relationship	Company name
Controlling shareholder	DoubleU Games Co., Ltd
The following is a summary of expenses charged by DoubleU Games (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Royalty expense	$1,661	$408	$2,674	$854
Other expense	$1,310	$1,624	$2,694	$3,417
Amounts due to DoubleU Games are as follows (in thousands):

	June 30, 2026	December 31, 2025
Accounts payable and accrued expenses	$1,887	$1,571
Other receivables	10	6
Details of our borrowing transactions with DoubleU Games are as follows (in thousands):

	June 30, 2026	December 31, 2025
4.6% Senior notes with related party	$32,436	$34,846
Accrued interest on 4.6% Senior Notes with related party	$143	$2,562

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Interest expense	384	409	771	799
Details of our lease with DoubleU Games are as follows (in thousands):

	June 30, 2026	December 31, 2025
Right-of-use assets	$2,338	$1,682
Lease liabilities	2,515	1,797

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Payments	$304	$174	$616	$343
Interest expenses	26	25	56	50